Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued professional fees	$ 356	$ 393
Accrued compensation	423	201
Accrued royalties	45	122
Accrued advertising expenses	2	21
Accrued director compensation and liability insurance	100	107
Other	256	307
Accrued expenses	$ 1,182	$ 1,151